As filed with the Securities and Exchange Commission on October 21, 2010

Securities Act Registration No.  333-168638

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ /

Pre-Effective Amendment No. 3	/X/

Post-Effective Amendment No.	/ /

Dblaine Investment Trust
(Exact Name of Registrant as Specified in Charter)

806 Harvest Trail
Buffalo, MN 55313
(800) 628-4077

David B. Welliver
806 Harvest Trail
Buffalo, MN 55313
 (Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202	Thomas R. Westle, Esq. Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174

Title of securities being registered:  Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-22340).

Approximate date of proposed public offering:  A soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PART A

Part A is hereby incorporated by reference to Part A of the Registrant’s Pre-Effective Amendment No. 2 (Accession-no: 0001108086-10-000146) to its Registration Statement on Form N-14 filed with the SEC on October 19, 2010.

PART B

Part B is hereby incorporated by reference to Part B of the Registrant’s Pre-Effective Amendment No. 2 (Accession-no: 0001108086-10-000146) to its Registration Statement on Form N-14 filed with the SEC on October 19, 2010.

PART C

OTHER INFORMATION

Item 15. Indemnification

(a)     Article VI of the Dblaine Investment Trust’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b)      The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the trust, its Trustees and officers, and could cover the adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)      In so far as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)
Articles of Incorporation. Copy of Registrant’s Declaration of Trust is incorporated by reference to Exhibit 23(a) to Registrant’s Registration Statement on Form N-1A filed with the SEC on October 16, 2009.

(2)	By-Laws. Copy of Registrant’s By-Laws are incorporated by reference to Exhibit 23(b) to Registrant’s Registration Statement on Form N-1A filed with the SEC on October 16, 2009.

(3)	Voting Trust Agreements. None

(4)	Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)	Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-Laws of the Registrant).

(6)	Investment Advisory Contracts.

(a)
Management Agreement with Dblaine Capital, LLC is incorporated by reference to Exhibit 23(d) to Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 2009.

(b)	Expense Limitation Agreement with Dblaine Capital, LLC is incorporated by reference to Exhibit 6(b) to Registrant’s Amended Registration Statement on Form N-14 filed with the SEC on October 7, 2010.

(7)
Underwriting Contracts.  Distribution Agreement with First Dominion Capital Corp. is incorporated by reference to Exhibit (7) to Registrant’s Registration Statement on Form N-14 filed with the SEC on August 6, 2010.

(8)	Bonus or Profit Sharing Contracts. None.

(9)
Custodian Agreements. Custody Agreement with The Huntington National Bank is incorporated by reference to Exhibit 23(g) to Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 2009.

(10)	Rule 12b-1 Plan, Rule 18f-3 Plan.

(a)	Rule 12b-1 Plan

(1)
Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(i) to Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 2009.

(2)
Class C Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(ii) to Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 2009.

(b)
Rule 18f-3 Plan. Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit 23(n) to Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 2009.

(11)	Legal Opinion. Opinion and Consent of Thompson Hine LLP is filed herewith.

(12)	Tax Opinion. Form of tax opinion is incorporated by reference to Exhibit 12 to Registrant’s Amended Registration Statement on Form N-14 filed with the SEC on October 7, 2010.

(13)	Other Material Contracts.

(a)
Transfer Agent Agreement with Commonwealth Fund Services, Inc. is incorporated by reference to Exhibit 16(13)(a) to Registrant’s Registration Statement on Form N-14 filed with the SEC on August 6, 2010.

(b)
Fund Accounting Agreement with Commonwealth Fund Services, Inc. is incorporated by reference to Exhibit 16(13)(b) to Registrant’s Registration Statement on Form N-14 filed with the SEC on August 6, 2010.

(14)
Other Opinions.  Consents of Independent Registered Public Accountants are hereby incorporated by reference to Exhibit 14 of the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 filed with the SEC on October 19, 2010.

(15)	Omitted Financial Statements. None.

(16)
Powers of Attorney.  Powers of Attorney of the Registrant (and a certificate with respect thereto) and the Trustees and officers of the Registrant are incorporated by reference to Exhibit 23(q) to Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed with the SEC on December 29, 2009.

(17)
Additional Exhibits.  Form of proxy card is hereby incorporated by reference to Exhibit 17 of the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 filed with the SEC on October 19, 2010.

Item 17. Undertakings.

(1)
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned registrant has received an undertaking from Blank Rome, LLP, that Bryce Capital Funds will receive a tax opinion regarding the intent for the Reorganization to qualify as a tax-free transaction for federal income tax purposes at or prior to the closing date of the Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed on behalf of the registrant, in the city of Buffalo and State of Minnesota, on the 20th day of October, 2010.

Dblaine Investment Trust

By:	/s/ David B. Welliver
David B. Welliver
President

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Date

/s/ Mary Cincotta	10/20/10
Mary Cincotta, Trustee

/s/ Michael Ganley	10/21/10
Michael Ganley, Trustee

/s/ Dawn Howe	10/21/10
Dawn Howe, Trustee

/s/ Erin Roth	10/20/10
Erin Roth, Trustee

/s/ Mark Hengesteg	10/21/10
Mark Hengesteg, Trustee

/s/ David B. Welliver	10/20/10
David B. Welliver, Trustee, President, Principal Executive Officer, Treasurer, Principal Financial and Accounting Officer and Secretary

EXHIBITS

11.	Opinion and Consent of Thompson Hine LLP